RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
The company’s restricted cash as at December 31 is as follows:

(MILLIONS)	2024	2023
Operations	42	$163
Credit obligations	37	39
Development projects	6	—
Total	85	202
Less: non-current	(46)	(37)
Current	$39	$165